UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          11/12/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             34
                                               -------------

Form 13F Information Table Value Total:           249,921
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix,Inc                       Common Stock   00339B107   3,099   136,500  SH       sole                136,500
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Advanced Neuromodulation Sys      Common Stock   00757T101  15,732   760,000  SH       sole                760,000
------------------------------------------------------------------------------------------------------------------------------------
Andrx Group                       Common Stock   134553107   6,817   105,000  SH       sole                105,000
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108   5,223   706,700  SH       sole                706,700
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102   4,433   403,000  SH       sole                403,000
------------------------------------------------------------------------------------------------------------------------------------
Arqule Inc                        Common Stock   04269E107   5,200   497,600  SH       sole                497,600
------------------------------------------------------------------------------------------------------------------------------------
Atherogenics Inc                  Common Stock   047439104     240    53,000  SH       sole                 53,000
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109  18,356   368,000  SH       sole                368,000
------------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                     Common Stock   171796105  21,791   358,700  SH       sole                358,700
------------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101   1,240   354,300  SH       sole                354,300
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108  25,551   501,000  SH       sole                501,000
------------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101   5,762   805,900  SH       sole                805,900
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105   6,883  743,328   SH       sole                743,328
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   2,750   62,500   SH       sole                 62,500
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103  13,368  238,000   SH       sole                238,000
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   1,082   35,000   SH       sole                 35,000
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105     273    5,500   SH       sole                  5,500
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                  Common Stock   452907108   7,984  667,000   SH       sole                667,000
------------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories Inc            Common Stock   45256B101     524   40,000   SH       sole                 40,000
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Incara Pharmaceuticals Corp       Common Stock   45324E103     957  617,200   SH       sole                617,200
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Intermune Inc                     Common Stock   45884X103  11,016  288,000   SH       sole                288,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   1,983   35,790   SH       sole                 35,790
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Lilly Eli & Co                    Common Stock   532457108   9,833  121,844   SH       sole                121,844
------------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical Inc         Common Stock   576844104     238  410,000   SH       sole                410,000
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Medarex Inc                       Common Stock   583916101   4,500  298,000   SH       sole                298,000
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Medtronic Inc                     Common Stock   585055106     424    9,751   SH       sole                  9,751
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   6,588  215,000   SH       sole                215,000
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OSI Pharmaceuticals Inc           Common Stock   671040103  27,674  851,500   SH       sole                851,500
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Pharmacia Corp                    Common Stock   71713U102   5,082  125,315   SH       sole                125,315
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QLT Inc                           Common Stock   746927102   2,855  185,000   SH       sole                185,000
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Sepracor Inc                      Common Stock   817315104  19,817  552,000   SH       sole                552,000
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Valentis Inc                      Common Stock   91913E104     572  190,596   SH       sole                190,596
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Visible Genetics Inc              Common Stock   92829S104   8,702  439,500   SH       sole                439,500
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Xoma Ltd                          ORD            G9825R107   3,372  400,000   SH       sole                400,000
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